Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000018168
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 12,353	$ 12,214	$ 12,054	$ 12,085	$ 11,855	$ 11,924	$ 11,905	$ 11,905	$ 11,649	$ 11,562	$ 11,804	$ 11,685	$ 11,996	$ 11,846	$ 11,686	$ 11,413	$ 11,326	$ 11,134	$ 11,459	$ 11,353	$ 11,499	$ 11,514	$ 11,040	$ 10,494	$ 10,732	$ 11,084	$ 11,194	$ 11,190	$ 11,228	$ 11,356	$ 11,276	$ 10,975	$ 11,284	$ 10,872	$ 10,932	$ 10,472	$ 10,622	$ 11,134	$ 11,404	$ 11,102	$ 11,376	$ 11,332	$ 11,811	$ 12,082	$ 12,239	$ 12,488	$ 12,457	$ 12,490	$ 12,532	$ 12,633	$ 12,628	$ 12,532	$ 12,436	$ 12,402	$ 12,307	$ 12,448	$ 12,620	$ 12,701	$ 12,639	$ 12,424	$ 12,466	$ 12,480	$ 12,538	$ 12,281	$ 12,144	$ 11,984	$ 11,680	$ 11,934	$ 11,756	$ 11,517	$ 11,498	$ 11,502	$ 11,479	$ 11,561	$ 11,308	$ 11,264	$ 11,144	$ 10,972	$ 10,953	$ 10,783	$ 10,765	$ 10,590	$ 10,459	$ 10,442	$ 10,591	$ 10,617	$ 10,599	$ 10,543	$ 10,549	$ 10,553	$ 10,599	$ 10,535	$ 10,648	$ 10,683	$ 10,643	$ 10,629	$ 10,619	$ 10,626	$ 10,539	$ 10,484	$ 10,487	$ 10,432	$ 10,370	$ 10,352	$ 10,243	$ 10,182	$ 10,149	$ 10,387	$ 10,426	$ 10,450	$ 10,368	$ 10,209	$ 10,005	$ 10,031	$ 9,875	$ 9,587	$ 9,502	$ 9,499	$ 9,656	$ 9,736	$ 9,573
C000018170
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,155	12,018	11,861	11,892	11,665	11,733	11,714	11,714	11,462	11,377	11,615	11,497	11,804	11,656	11,498	11,230	11,144	10,956	11,275	11,171	11,314	11,329	10,863	10,326	10,560	10,913	11,029	11,032	11,076	11,209	11,138	10,848	11,159	10,758	10,826	10,377	10,533	11,047	11,323	11,021	11,310	11,273	11,748	12,035	12,198	12,453	12,431	12,472	12,522	12,621	12,625	12,546	12,458	12,433	12,337	12,486	12,666	12,764	12,711	12,494	12,552	12,565	12,632	12,393	12,253	12,100	11,808	12,064	11,891	11,656	11,654	11,665	11,640	11,731	11,481	11,444	11,329	11,161	11,149	10,982	10,970	10,798	10,681	10,670	10,821	10,855	10,843	10,793	10,806	10,817	10,871	10,812	10,934	10,985	10,943	10,936	10,934	10,947	10,864	10,815	10,825	10,775	10,718	10,705	10,599	10,542	10,515	10,769	10,817	10,840	10,770	10,603	10,398	10,432	10,283	9,989	9,907	9,909	10,081	10,170	10,000
C000125481
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 13,360	13,197	13,022	13,063	12,802	12,872	12,848	12,845	12,557	12,471	12,725	12,594	12,922	12,758	12,584	12,290	12,193	11,975	12,328	12,201	12,364	12,366	11,858	11,264	11,524	11,894	12,008	12,001	12,037	12,179	12,091	11,759	12,093	11,642	11,703	11,202	11,368	11,907	12,199	11,866	12,152	12,102	12,615	12,898	13,059	13,329	13,293	13,323	13,364	13,457	13,458	13,353	13,247	13,208	13,095	13,240	13,427	13,510	13,439	13,200	13,250	13,261	13,310	13,045	12,889	12,717	12,393	12,657	12,466	12,203	12,188	12,189	12,161	12,244	11,966	11,926	11,787	11,604	11,580	11,399	11,377	11,190	11,051	11,029	11,173	11,197	11,176	11,114	11,116	11,126	11,171	11,101	11,215	11,249	11,196	11,178	11,165	11,177	11,083	11,023	11,024	10,963	10,886	10,865	10,757	10,682	10,644	10,888	10,933	10,947	10,859	10,690	10,475	10,500	10,335	10,024	9,934	9,928	10,096	10,177	10,000
C000018171
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 13,238	13,077	12,916	12,946	12,688	12,759	12,736	12,734	12,460	12,365	12,619	12,489	12,816	12,655	12,483	12,192	12,097	11,881	12,232	12,107	12,270	12,273	11,770	11,180	11,439	11,819	11,923	11,926	11,953	12,095	12,009	11,679	12,012	11,565	11,637	11,139	11,295	11,832	12,123	11,793	12,089	12,040	12,542	12,825	12,996	13,256	13,221	13,252	13,294	13,397	13,389	13,286	13,181	13,143	13,032	13,177	13,364	13,447	13,378	13,141	13,191	13,203	13,253	12,990	12,844	12,664	12,342	12,606	12,417	12,155	12,142	12,143	12,116	12,200	11,933	11,884	11,747	11,565	11,542	11,362	11,341	11,156	11,017	10,997	11,150	11,175	11,154	11,093	11,097	11,098	11,144	11,075	11,191	11,234	11,181	11,164	11,152	11,157	11,063	11,004	11,005	10,945	10,878	10,849	10,742	10,676	10,631	10,884	10,922	10,945	10,857	10,681	10,468	10,493	10,328	10,027	9,937	9,932	10,093	10,177	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	$ 11,868	$ 11,728	$ 11,759	$ 11,581	$ 11,664	$ 11,619	$ 11,614	$ 11,364	$ 11,304	$ 11,493	$ 11,372	$ 11,661	$ 11,507	$ 11,344	$ 11,085	$ 10,981	$ 10,798	$ 11,078	$ 10,977	$ 11,134	$ 11,165	$ 10,753	$ 10,287	$ 10,452	$ 10,725	$ 10,794	$ 10,801	$ 10,840	$ 10,959	$ 10,893	$ 10,623	$ 10,905	$ 10,580	$ 10,628	$ 10,251	$ 10,385	$ 10,854	$ 11,170	$ 10,904	$ 11,077	$ 11,006	$ 11,441	$ 11,767	$ 11,900	$ 12,162	$ 12,193	$ 12,157	$ 12,161	$ 12,267	$ 12,290	$ 12,155	$ 12,070	$ 12,030	$ 11,936	$ 12,087	$ 12,264	$ 12,353	$ 12,336	$ 12,216	$ 12,271	$ 12,277	$ 12,377	$ 12,195	$ 12,119	$ 12,063	$ 11,852	$ 11,922	$ 11,711	$ 11,490	$ 11,498	$ 11,504	$ 11,470	$ 11,531	$ 11,240	$ 11,215	$ 11,076	$ 10,883	$ 10,880	$ 10,675	$ 10,681	$ 10,569	$ 10,378	$ 10,317	$ 10,399	$ 10,466	$ 10,399	$ 10,397	$ 10,410	$ 10,336	$ 10,413	$ 10,347	$ 10,446	$ 10,568	$ 10,519	$ 10,533	$ 10,527	$ 10,577	$ 10,483	$ 10,438	$ 10,449	$ 10,369	$ 10,290	$ 10,295	$ 10,226	$ 10,206	$ 10,192	$ 10,439	$ 10,519	$ 10,525	$ 10,537	$ 10,471	$ 10,286	$ 10,284	$ 10,244	$ 10,151	$ 10,080	$ 9,943	$ 9,975	$ 10,002	$ 10,000